NEOS ETF Trust
NEOS Enhanced Income Cash Alternative ETF
Schedule of Investments
August 31, 2023 (Unaudited)
Investments	Par Value					Value
U.S. TREASURY OBLIGATIONS — 99.3% (a)
U.S. Treasury Bills,
5.184%, due 9/7/2023	$3,724,000					$3,720,730
5.124%, due 9/14/2023	4,256,000					4,247,951
5.201%, due 9/21/2023	8,566,000					8,540,945
5.224%, due 10/3/2023	2,656,000					2,643,546
5.271%, due 10/5/2023	1,596,000					1,588,041
5.292%, due 10/12/2023	2,656,000					2,639,976
5.291%, due 10/17/2023	1,596,000					1,585,222
5.311%, due 10/19/2023	6,380,000					6,334,989
5.304%, due 10/24/2023	4,956,000					4,917,548
5.295%, due 10/31/2023	37,602,000					37,271,886
5.316%, due 11/7/2023	2,667,000					2,640,811
5.331%, due 11/16/2023	7,054,000					6,975,479
5.328%, due 11/21/2023	35,222,000					34,804,157
5.361%, due 11/30/2023	19,173,000					18,918,590
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $136,836,962)						136,829,871

PURCHASED OPTIONS — 0.0% (b)(c)	Contracts (d)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(c)
CBOE S&P 500 Index	76	$3,850.00	9/14/2023	$34,258,216		5,890
CBOE S&P 500 Index	76	$3,900.00	9/14/2023	34,258,216		6,650
CBOE S&P 500 Index	76	$3,950.00	9/14/2023	34,258,216		7,410
CBOE S&P 500 Index	75	$4,075.00	9/14/2023	33,807,450		9,375
TOTAL PURCHASED OPTIONS
(Cost $29,751)						29,325

SHORT-TERM INVESTMENTS — 14.1% (c)(e)	Number of Shares
Money Market Funds (c)(e)
First American Treasury Obligations Fund, Class X, 5.261%	19,218,104					19,218,104
Northern U.S. Government Select Money Market Fund, 5.040%	235,825					235,825
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,453,929)						19,453,929

TOTAL INVESTMENTS — 113.4%
(Cost $156,320,642)						156,313,125
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.4)%						(18,481,584)
NET ASSETS — 100.0%						$137,831,541

(a) The rate shown is yield to maturity.
(b) Represents less than 0.05%.
(c)
All or a portion of these securities has been segregated as collateral for written option contracts. As of August 31, 2023, the aggregate fair market value of those assets was $19,483,254, representing 14.1% of net assets.

(d) Each contract equals 100 shares.
(e) 7-day net yield.

A list of the exchange traded option contracts held by the Fund at August 31, 2023, is as follows:

WRITTEN OPTIONS	Contracts (d)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
PUT OPTIONS
CBOE S&P 500 Index	(76)	$4,050.00	9/14/2023	$(8,813)	$(34,258,216)	$(8,930)
CBOE S&P 500 Index	(76)	$4,150.00	9/14/2023	(11,246)	(34,258,216)	(11,590)
CBOE S&P 500 Index	(76)	$4,200.00	9/14/2023	(13,450)	(34,258,216)	(13,870)
CBOE S&P 500 Index	(75)	$4,245.00	9/14/2023	(16,048)	(33,807,450)	(16,688)
TOTAL WRITTEN OPTIONS				$(49,557)	$(136,582,098)	$(51,078)

NEOS ETF Trust
NEOS Enhanced Income Cash Alternative ETF
Notes to Schedule of Investments
August 31, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

NEOS Enhanced Income Cash Alternative ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$-	$136,829,871	$-	$136,829,871
Purchased Put Options*	-	29,325	-	29,325
Money Market Funds	19,453,929	-	-	19,453,929
Total Investments	$19,453,929	$136,859,196	$-	$156,313,125
Other Financial Instruments
Liabilities
Written Put Options*	$-	$(51,078)	$-	$(51,078)
Total Other Financial Instruments	$-	$(51,078)	$-	$(51,078)

* The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.